Share Capital and Capital Reserve - Summary of Reserves Within Equity (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class A ordinary shares [Member]
Disclosure of reserves within equity [line items]
Beginning balance, Number of shares	41,084,851
Exercise of warrants, Number of shares		1,666,666
Pre-IPO financing, Number of shares		8,236,838
Initial public offering, Number of shares		23,873,655
New issuance of shares, Number of shares		7,307,692
Convertion of class B ordinary shares to class A ordiniary shares Number of shares	21,243,000
Ending balance, Number of shares	62,327,851	41,084,851
Class B ordinary shares [Member]
Disclosure of reserves within equity [line items]
Beginning balance, Number of shares	204,526,628	200,000,001
New issuance of shares, Number of shares		4,526,627
Convertion of class B ordinary shares to class A ordiniary shares Number of shares	(21,243,000)
Ending balance, Number of shares	183,283,628	204,526,628